Significant Accounting Policies - Useful Lives Applied to the Group's right-of-use Assets (Details)	12 Months Ended
Dec. 31, 2022
Buildings | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	2 years
Buildings | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	25 years
Equipment, tools and installations | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	2 years
Equipment, tools and installations | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	5 years
Production facilities | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	2 years
Production facilities | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	3 years
Automobiles | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	3 years
Automobiles | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, Useful life (Years)	4 years